Background of Company - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 23, 2013	Dec. 31, 2013 Satellite
Background Of Company [Line Items]
Number of satellites under global communications network		50
Gross proceeds from IPO	$ 572,500,000	$ 572,500,000
Net proceeds from IPO after underwriting discounts	550,000,000
Reclassification of class A shares to common shares, ratio		1
Reclassification of class B shares to common shares, ratio		0.0735
Common shares stock split conversion ratio		4.6
Intelsat Investments SA [Member] | 6 1/2% Senior Notes [Member]
Background Of Company [Line Items]
Debt amount repurchased, redeemed or prepaid	353,600,000
Senior Notes, Interest rate	6.50%
Senior Notes, maturity date	November 2013
Intelsat Jackson [Member] | New Senior Unsecured Credit Facilities due February 2014 [Member]
Background Of Company [Line Items]
Debt amount repurchased, redeemed or prepaid	$ 138,200,000
Senior Notes, maturity date	February 2014
Common Stock [Member]
Background Of Company [Line Items]
Stock issued during period, shares	22,222,222
Shares issued, price per share	$ 18.00
Series A Preferred Stock [Member]
Background Of Company [Line Items]
Stock issued during period, shares	3,450,000
Shares issued, price per share	$ 50.00
Preferred stock dividend rate	5.75%